Statement - Condensed Consolidated Statement of Changes in Deficiency (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ (793,176)	$ (1,328,934)	$ (1,328,934)	$ (1,318,652)
Issuance of common stock for licensing rights				1,600,000
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates
Stock-based compensation	2,108		40,898	101,593
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates
Issuance of common stock for cash	677,500		299,940
Issuance of common stock in settlement of notes payable			514,049
Issuance of common stock for services	12,078	677,330	4,542,330
Settlement of consulting fees by Emax			147,000
Cash received from non-controlling member of subsidiary			3,330
Return of common stock and settlement of liabilities under settlement agreements	2,158,849
Issuance of common stock for cash received in 2012
Issuance of common stock for cash received in 2012, shares
Net loss	(2,991,501)	(864,773)	(5,011,789)	(1,711,874)
Balance	(934,142)		(793,176)	(1,328,934)
Common Stock [Member]
Balance	141,945	49,952	49,952	7,452
Balance, shares	1,419,453,962	499,521,084	499,521,084	74,521,084
Issuance of common stock for licensing rights				40,000
Issuance of common stock for licensing rights, shares				400,000,000
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates	20,840		60,827	2,500
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates, shares	208,400,000		608,272,878	25,000,000
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates			(2,500)
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates, shares			(25,000,000)
Issuance of common stock for cash	4,107		4,280
Issuance of common stock for cash, shares	41,070,000		42,800,000
Issuance of common stock in settlement of notes payable			1,304
Issuance of common stock in settlement of notes payable, shares			13,035,000
Issuance of common stock for services	122		(28,083)
Issuance of common stock for services, shares	1,220,000		280,825,000
Return of common stock and settlement of liabilities under settlement agreements	(67,401)
Return of common stock and settlement of liabilities under settlement agreements, shares	(674,007,878)
Issuance of common stock for cash received in 2012	1,470
Issuance of common stock for cash received in 2012, shares	14,700,000
Balance	103,083		141,945	49,952
Balance, shares	1,010,836,084		1,419,453,962	499,521,084
Common Stock To Be Issued [Member]
Balance	1,764
Balance, shares	17,642,017
Issuance of common stock for licensing rights
Issuance of common stock for licensing rights, shares
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates, shares
Issuance of common stock for cash	11,863		1,764
Issuance of common stock for cash, shares	118,625,000		17,642,017
Issuance of common stock for cash received in 2012	(1,470)
Issuance of common stock for cash received in 2012, shares	(14,700,000)
Balance	12,157		1,764
Balance, shares	121,567,017		17,642,017
Additional Paid-In Capital [Member]
Balance	23,512,087	7,940,292	7,940,292	5,706,199
Issuance of common stock for licensing rights				1,560,000
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates	1,670,820		10,632,178	572,500
Stock-based compensation	2,108		40,898	101,593
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates			(572,500)
Issuance of common stock for cash	661,531		293,896
Issuance of common stock in settlement of notes payable			512,746
Issuance of common stock for services	11,956		(4,514,248)
Settlement of consulting fees by Emax			147,000
Cash received from non-controlling member of subsidiary			3,330
Return of common stock and settlement of liabilities under settlement agreements	(10,158,416)
Balance	15,700,086		23,512,087	7,940,292
Due From Emax, Inc. and Affiliates [Memeber]
Balance	(10,693,006)	(575,000)	(575,000)
Issuance of common stock in settlement of obligations of Emax Media, Inc. and Affiliates	(1,691,660)		(10,693,006)	(575,000)
Retirement of shares previously issued as consideration for services provided to Emax Media, Inc. and Affiliates			575,000
Return of common stock and settlement of liabilities under settlement agreements	12,384,666
Balance			(10,693,006)	(575,000)
Non-controlling Interest [Member]
Balance	(317,114)
Net loss	(3,298)		(317,114)
Balance	(320,412)		(317,114)
Accumulated Deficit [Member]
Balance	(13,438,853)	(8,744,178)	(8,744,178)	(7,032,303)
Net loss	(2,988,202)		(4,694,675)	(1,711,874)
Balance	$ (16,427,055)		$ (13,438,853)	$ (8,744,178)